FILED PURSUANT TO RULE 497(e)

REGISTRATION NO. 033-79994

GAMCO INTERNATIONAL GROWTH FUND

Supplement dated February 11, 2020

to

Prospectus dated April 30, 2019;

Statement Of Additional Information dated April 30, 2019; and

Summary Prospectus dated April 30, 2019

Effective February 11, 2020, GAMCO International Growth Fund (the “Fund”) changed its name to “Gabelli International Growth Fund.” The Fund’s investment objectives remain the same, as do all current contractual arrangements.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE